Shareholder Fees {- Fidelity® Blue Chip Growth Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-06 | Fidelity® Blue Chip Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none